Share-Based Payments - Summary of Options - Narrative (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 R / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 R / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 R / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price on the JSE (in USD per share) | (per share)	R 246.56	$ 13.33	R 173.42	$ 10.60	R 143.62	$ 9.71
Compensation costs related to awards not yet recognised | $		$ 11.1		$ 7.7		$ 14.7
Share based compensation recognition period		3 years
Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unexercised options and shares, percent	0.30%	0.30%
Top of range | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of ordinary shares that can be issued (in shares)	44,677,041	44,677,041
Maximum number of shares that can be issued to an individual (in shares)	4,467,704	4,467,704